Leases	12 Months Ended
Jun. 30, 2025
Leases [Abstract]
LEASES

9 - LEASES

The Company leases office spaces in different cities in the PRC under non-cancelable operating leases, with terms ranging between 5 months and 29 months. The Company includes the renewal or termination options that are reasonably certain to be exercised in the determination of the lease term and initial measurement of right of use assets and lease liabilities. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The table below presents the operating lease related assets and liabilities recorded on the consolidated balance sheets.

	As of June 30,
	2025	2024
Right of use assets	$643,933	$700,108

Operating lease liabilities, current	$321,388	$124,512
Operating lease liabilities, noncurrent	315,095	503,847
Total operating lease liabilities	$636,483	$628,359

Other information about the Company’s leases is as follows:

	For the Years Ended June 30,
	2025	2024	2023
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows used in operating leases	$421,725	$167,049	$622,188

Supplemental lease cash flow disclosure
Operating lease right of use assets obtained in exchange for operating lease liabilities	$666,058	$656,562	$32,958

Weighted average remaining lease term (years)	2.12	3.14	1.61
Weighted average discount rate	3.97%	4.75%	4.75%

Operating lease expenses were $294,778, $515,034, $598,993, respectively, for the years ended June 30, 2025, 2024 and 2023. Short-term lease expenses were $19,363, $225,356 and $55,567, respectively, for the years ended June 30, 2025, 2024 and 2023.

The Company’s maturity analysis of operating lease liabilities as of June 30, 2025 is as follows:

Operating
For the Year Ended June 30,	leases
2026	$340,609
2027	263,494
2028	59,447
2029	-
Total lease payments	663,550
Less: Imputed interest	(27,067)
Present value of lease liabilities	636,483
Less: Operating lease liabilities, current	(321,388)
Operating lease liabilities, noncurrent	$315,095